GENERAL (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 18, 2014 USD ($)	May. 22, 2013 USD ($) shares	Apr. 20, 2013 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Accounting Policies [Line Items]
Number of Wholly Owned Subsidiaries | item				3
Accumulated deficit				$ (140,270)	$ (122,925)
Stockholders' equity				19,620	$ 15,065	$ 23,633	$ 30,900
Shares issued | shares		1,297,883
Proceeds from stock offering and exercise of options		$ 4,947
Issuance expenses	$ 23	$ 213
Cash and cash equivalents and short-term bank deposits				$ 13,493
Proceeds from sale of business			$ 625
Gain from discontinued operations						$ 273
2013 Cantor Sales Agreement [Member]
Accounting Policies [Line Items]
Shares issued | shares					1,234,207
Proceeds from stock offering and exercise of options					$ 5,151
Issuance expenses					$ 159